Available-For-Sale Securities	12 Months Ended
Sep. 30, 2019
Investments, Debt and Equity Securities [Abstract]
Available-For-Sale Securities

Note 6 — Available-For-Sale Securities

In fiscal year 2019 the Company sold most of its available-for-sale securities, in total amount of $101,287, the realized losses recognized from this sale were immaterial and were recorded in the consolidated statements of income.

Available-for-sale securities consist of the following interest-bearing investments:

	As of September 30, 2019
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Money market funds	$69,370	$—	$—	$69,370

Total(1)	$69,370	$—	$—	$69,370

(1)

Available-for-sale securities with maturities longer than 90 days from the date of acquisition were classified as short-term interest-bearing investments and available-for-sale securities with maturities of 90 days or less from the date of acquisition were included in cash and cash equivalents on the Company’s balance sheet. As of September 30, 2019, all the securities were classified as cash and cash equivalents.

	As of September 30, 2018
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Corporate bonds	$48,252	$—	$721	$47,531
Money market funds	30,883	—	—	30,883
U.S. government treasuries	23,656	—	398	23,258
U.S. agency securities	16,297	—	264	16,033
Asset backed obligations	9,312	—	135	9,177
Supranational and sovereign debt	4,508	—	74	4,434

Total(1)	$132,908	$—	$1,592	$131,316

(1)

Available-for-sale securities with maturities longer than 90 days from the date of acquisition were classified as short-term interest-bearing investments and available-for-sale securities with maturities of 90 days or less from the date of acquisition were included in cash and cash equivalents on the Company’s balance sheet. As of September 30, 2018, $100,433 of securities were classified as short-term interest-bearing investments and $30,883 of securities were classified as cash and cash equivalents.

As of September 30, 2019, the unrealized losses attributable to the Company’s available-for-sale securities were primarily due to credit spreads and interest rate movements. The Company assessed whether such unrealized losses for the investments in its portfolio were other-than-temporary. Based on this assessment, the Company did not recognize any credit losses in fiscal years 2019, 2018 and 2017.

As of September 30, 2019, the Company’s available-for-sale securities had the following maturity dates:

Market Value
Due within one year	$69,370